Business Developments [Text Block]	12 Months Ended
Mar. 31, 2017
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Business Developments [Text Block]
2.	BUSINESS DEVELOPMENTS

Integration of Bank of Ayudhya Public Company Limited and BTMU Bangkok Branch

On January 5, 2015, BTMU integrated the former BTMU Bangkok Branch with Krungsri through the contribution in kind of the former BTMU Bangkok Branch business to Krungsri, which was treated as a common control transaction. In exchange for the contribution in kind, Krungsri issued 1,281,618,026 common shares at Thai baht 40.49 per share to BTMU. After the integration, BTMU holds 5,655,332,146 common shares in Krungsri, and the percentage of Krungsri’s shares held by BTMU is 76.88%.

The change in noncontrolling ownership interests of Krungsri including the contribution in kind of the former BTMU Bangkok Branch was ¥15,269 million, resulting in a corresponding increase in Noncontrolling interests and a decrease in Capital surplus.

Mitsubishi UFJ Fund Services’s Acquisition of UBS Global Asset Management’s Alternative Fund Services Business

On December 11, 2015, Mitsubishi UFJ Fund Services Holdings Limited (“Mitsubishi UFJ Fund Services”), a global asset servicing subsidiary of MUTB, acquired the alternative fund services business of UBS Global Asset Management for ¥24,601 million in cash, and thereby recorded goodwill of ¥2,732 million and intangible assets of ¥7,622 million. UBS Global Asset Management is a global fund administrator providing professional services for hedge funds, funds of hedge funds, private equity funds and real estate structures. Mitsubishi UFJ Fund Services has focused on strengthening its operational abilities, to further improve the quality of services, and to expand its global network through acquisitions and investments. The purpose of this acquisition is to enhance the MUFG Group’s competitiveness and scale of operations in the global fund administration market with the aim to be a global industry-leading fund administrator. The assets acquired and liabilities assumed were recorded at their estimated fair values on the acquisition date. During the fiscal year ended March 31, 2017, no measurement period adjustments were applied to the acquisition date fair values, resulting in no change in goodwill and intangible assets.

BTMU’s Acquisition of Security Bank Corporation’s shares

On April 1, 2016, BTMU acquired newly issued common shares and preferred shares with voting rights of Security Bank Corporation (“Security Bank”), representing in the aggregate approximately 20.0% of Security Bank’s equity interest for ¥91,993 million. Security Bank is listed on the Philippines Stock Exchange and is not part of any local conglomerate in the Philippines. Considering both BTMU’s ownership of the common stock and preferred stock and representation on the board of directors, the MUFG Group has determined that BTMU has the ability to exercise significant influence over the operating and financial policies of Security Bank and applied the equity method of accounting for its investment.

MUTB’s Acquisition of Capital Analytics II LLC

On April 30, 2016, MUTB acquired 100% ownership of Capital Analytics II LLC for ¥4,494 million in cash, and thereby recorded goodwill of ¥2,858 million and intangible assets of ¥1,388 million. Capital Analytics II LLC is an overseas fund management company that mainly provides fund administration services for private equity funds. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Capital Analytics II LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Capital Analytics II LLC was renamed MUFG Capital Analytics LLC. During the fiscal year ended March 31, 2017, measurement period adjustments were applied to the acquisition date fair values, which decreased goodwill by ¥115 million.

Krungsri’s Acquisition of Hattha Kaksekar Limited

On September 12, 2016, Krungsri acquired 100% ownership of Hattha Kaksekar Limited for ¥15,703 million in cash, and thereby recorded goodwill of ¥8,280 million and intangible assets of ¥476 million. Hattha Kaksekar Limited is a financial institution in Cambodia providing financial services primarily to sole proprietors. The purpose of this acquisition is to enable the MUFG Group to tap into the growth of the Cambodian market by leveraging the knowhow of Ngern Tid Lor Co., Ltd., a subsidiary of Krungsri engaged in microfinance in Thailand, with an aim to promote and develop the microfinance business.

MUFG’s Acquisition of Hitachi Capital Corporation’s shares

On October 3, 2016, MUFG acquired 23.0% of the common shares of Hitachi Capital Corporation (“Hitachi Capital”) common shares for ¥91,877 million from Hitachi, Ltd. Considering both MUFG’s ownership of the common stock and representation on the board of directors, the MUFG Group has determined that MUFG has the ability to exercise significant influence over the operating and financial policies of Hitachi Capital and applied the equity method of accounting for its investment.

MUTB’s Acquisition of Rydex Fund Services, LLC

On October 4, 2016, MUTB acquired 100% ownership of Rydex Fund Services, LLC for ¥17,431 million in cash, and thereby recorded goodwill of ¥5,232 million and intangible assets of ¥11,507 million. Rydex Fund Services, LLC is an overseas fund management company that mainly provides fund administration services for funds established under the 1940 Investment Companies Act of the United States. The purpose of this acquisition is to meet the diversified global fund administration needs of its Japanese and overseas customers through the utilization of Rydex Fund Services, LLC’s unparalleled operational expertise and the MUFG Group’s extensive network. Upon conclusion of the acquisition, Rydex Fund Services, LLC was renamed MUFG Investor Services (US), LLC.